SCHEDULE OF VALUATION ASSUMPTIONS (Details) - $ / shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		2 years	2 years
Expected dividends		0.00%	0.00%
Expected volatility		91.05%	91.05%
Risk free interest rate		0.23%	0.23%
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum	0.09%		0.09%
Risk free interest rate, maximum	0.56%		0.56%
Expected volatility rate, minimum	106.83%		106.83%
Expected volatility rate, maximum	120.94%		120.94%
Expected dividends	0.00%		0.00%
Weighted average grant-date fair value of stock options	$ 1.70	$ 1.70	$ 1.70
Non-Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years		3 years
Non-Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years 6 months		3 years 6 months